NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE
		As of
Loan	Date of Note	June 30, 2026	December 31, 2025

First stripe loan	October 7, 2025	-	-
Second stripe loan	December 11, 2025	-	140,219
Advocacy Lab loan stripe loan	February 6, 2026	14,371	-
Third stripe loan	March 11, 2026	-	-
Fourth stripe loan	June 24, 2026	280,000	-
Total principal balance		294,371	140,219
Unamortized debt discount		(32,252)	(12,282)
Total principal balance, net		262,119	127,937